Statement of Financial Position (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 9	$ 1	$ 1
Total current assets	9	1	1
Total assets	9	1	1
Members’ Equity
Members’ capital	1	1	1
Accumulated deficit	(52,251)	(42,922)	(28,046)
Total Members’ Equity (Deficit)	(52,250)	(42,921)	(28,045)
Current Liabilities
Payables	52,209	42,922	28,046
Loan from GreenRock, a related party	50
Total current liabilities	52,259	42,922	28,046
Total liabilities	52,259	42,922	28,046
Total liabilities and members’ equity	$ 9	$ 1	$ 1